UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment				No
 Amendment Number:				0
This Amendment (choose one):

Institutional Investment Manager Filing this Report:

Name:		The Prudential Insurance Company of America
Address:	751 Broad Street
		Newark, New Jersey  07102

Form 13F File Number:    28-256

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Ellen McGlynn Koke
Title:  Vice President
Phone:  973-802-5037

Signature, Place, and Date of Signing:
/s/  Ellen McGlynn Koke  Newark,  New Jersey  February 13, 2002

Report Type (Check only one.): 13F Notice

List of Other Managers Reporting for this Manager:

13F File Number 	Name
	  		Prudential Financial, Inc.

I am signing this report as required by the Securities Exchange Act of 1934.